S000008435 [Member] Fees and Expenses - International Equity Fund	Aug. 31, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund Fees and Expenses
Expense Narrative [Text Block]	This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Optional Text]	Annual Advisory Program Fees (fees paid directly from your investment in the applicable Morgan Stanley-sponsored investment advisory program)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment in the Fund)
Expense Example [Heading]	Examples
Expense Example Narrative [Text Block]
These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Fund’s contractual fee waiver is only reflected in the first year of the example. The figures are calculated based upon total annual Fund operating expenses and a maximum annual fee of 2.00% for the applicable Morgan Stanley-sponsored investment advisory program through which you invest. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the above examples, affect the Fund’s performance. During the fiscal year ended August 31, 2025, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Portfolio Turnover, Rate	29.00%